Income Taxes	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. Income Taxes
Income tax expense for each year consists of the following:

	2013	2012
Current Taxes:
Federal	$306,900	$241,995
State	80,100	61,325
Deferred taxes:
Federal	—	—
State	—	—
Income tax expense	$387,000	$303,320

Deferred tax assets for each year consist of the following:

	2013	2012
Deferred tax assets:
Capital loss carryover	$105,200	$—
Compensation expense – other	8,766	7,838
Compensation expense – restricted stocks	78,388	86,226
Deferred tax assets	192,354	94,064
Less: valuation allowance	(192,354)	(94,064)
	$—	$—
The Company has a capital loss carryover of $390,609, a portion of which it expects to utilize to offset its other income in the amount of $27,548, in connection with the filing of its income tax returns for the year ended December 31, 2013. The remaining capital loss carryover expires through 2015.
The income tax expense (benefit) differs from the amount computed using the federal statutory rate of 34% as a result of the following:

Year Ended December 31,	2013	2012
Federal Statutory Rate	34%	34%
State and local income tax expense net of federal tax effect	6%	9%
Valuation allowance	—	—
State and local franchise taxes	—	—
Other	—	1%
Income tax expense	40%	44%
The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more likely than not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the Company’s tax positions taken on Federal, state and local tax returns for all open tax years, and has concluded that no provision for Federal income tax is required in the Company’s financial statements. The Company reports interest and penalties as income tax expense, which amounted to approximately $3,800 and $7,400 for the years ended December 31, 2013 and 2012, respectively.
The Company is no longer subject to U.S. federal and state and local income tax examinations by tax authorities for years prior to 2010, as these tax years are closed.